Segment disclosures - revenue based on customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 420	$ 173
United States
Disclosure of geographical areas [line items]
Revenue	300	0
China
Disclosure of geographical areas [line items]
Revenue	118	118
Switzerland
Disclosure of geographical areas [line items]
Revenue	2	0
Canada
Disclosure of geographical areas [line items]
Revenue	$ 0	$ 55